Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Business Combinations

A.	Business Combinations

Business combinations are accounted for using the acquisition method of accounting in accordance with Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The consideration transferred in a business combination is measured at fair value as of the acquisition date and allocated to the identifiable assets acquired and liabilities assumed based on their respective estimated fair values as of the acquisition date. The excess of the consideration transferred over the estimated fair value of the identifiable net assets acquired is recorded as goodwill.

The fair values of assets acquired and liabilities assumed are determined based on assumptions that market participants would use in pricing the assets or liabilities. Determining the fair value of certain assets acquired and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash flows, discount rates, growth rates and asset lives.

Transaction costs incurred to effect a business combination are expensed as incurred and are included as a component of general and administrative expenses in the consolidated statements of operations.

Goodwill

B.	Goodwill

Goodwill represents the excess of the consideration transferred over the estimated fair value of the identifiable assets acquired and liabilities assumed in a business combination. The Company evaluates goodwill for impairment annually in the fourth quarter, or more frequently if events or changes in circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount.

The Company may first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, or elects to bypass the qualitative assessment, the Company performs a quantitative impairment test.

As of June 30, 2026, no impairment charges were recorded.

Intangible Assets

C.	Intangible Assets

The Company’s intangible assets are finite-lived and consist primarily of acquired technology, which is amortized on a straight-line basis over its estimated useful life of seven years. Determining the fair value of acquired intangible assets requires management’s judgment and may involve the use of third-party valuation specialists and significant estimates and assumptions, including the timing and amounts of future cash flows, discount rates and asset lives. The judgments made in determining the estimated fair values of acquired intangible assets and their estimated useful lives could significantly impact the Company’s condensed consolidated financial statements in periods following an acquisition, including through amortization expense.

The Company evaluates its finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable.

Leases

D.	Leases

At lease commencement, a right-of-use asset and a lease liability are recognized for all leases with an initial term in excess of 12 months based on the initial present value of the fixed lease payments over the lease term. The lease right-of-use asset also reflects the present value of any initial direct costs, prepaid lease payments and lease incentives. The Company’s leases do not provide a readily determinable implicit discount rate. Therefore, management estimates the Company’s incremental borrowing rate used to discount the lease payments based on the information available at lease commencement. The Company includes the term covered by an option to extend a lease when the option is reasonably certain to be exercised. The Company has elected not to separate non-lease components from lease components for all leases. Operating lease expense is recognized on a straight-line basis over the lease term and included in the condensed consolidated statements of income.

Contingent Consideration

E.	Contingent Consideration

Contingent consideration classified as a liability is initially recognized at fair value as of the acquisition date and is subsequently remeasured at fair value at each reporting date until settled, with changes in fair value recognized in earnings.